Share-Based Payment Transactions - Summary of Company's Share Options (Detail) $ in Thousands		12 Months Ended
	Mar. 29, 2023 USD ($)	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Granted | $	14,282
Two Thousand and Sixteen Plan [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning		135,979,705	155,059,183	151,133,235
Number of Options, Granted			11,500,000	39,715,000
Number of Options,Exercised			(8,552,187)	(6,511,135)
Number of Options, Forfeited			(22,027,291)	(29,277,917)
Number of Options, Ending			135,979,705	155,059,183
Number of Option, Excercisable			67,667,737	78,269,054
Weighted average exercise price, Beginning | $ / shares		$ 0.217	$ 0.203	$ 0.169
Weighted average exercise price, Granted | $ / shares			0.31	0.279
Weighted average exercise price, Exercised | $ / shares			0.046	0.022
Weighted average exercise price, Forfeited | $ / shares			0.232	0.169
Weighted average exercise price, Ending | $ / shares			$ 0.217	$ 0.203
Exchange Ratio of 0.071679 [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning		9,746,889	11,114,486	10,833,079
Number of Options, Granted		3,048,310	824,309	2,846,731
Number of Options,Exercised		62,443	613,012	466,712
Number of Options, Forfeited		808,341	1,578,894	2,098,612
Number of Options, Ending		11,924,415	9,746,889	11,114,486
Number of Option, Excercisable		7,859,478	4,850,356	5,610,248
Weighted average exercise price, Beginning | $ / shares		$ 3.027	$ 2.832	$ 2.358
Weighted average exercise price, Granted | $ / shares		9.927	4.325	3.892
Weighted average exercise price, Exercised | $ / shares		1.397	0.642	0.307
Weighted average exercise price, Forfeited | $ / shares		0.57	3.237	2.238
Weighted average exercise price, Ending | $ / shares		$ 4.615	$ 3.027	$ 2.832